UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2008
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               2-4-2009
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          114
                                         -----------

Form 13F Information Table Value Total:  $   112,832
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Russell Large Blend              COMMON STOCK                        7,401,508     151,453         SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK     91927806           6,372,510      79,826         SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK     785688102          3,705,324      90,462         SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                        2,989,621      60,372         SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK     742718109          2,945,228      47,642         SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK     166741100          2,630,891      35,567         SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                        2,538,343      29,003         SOLE          SOLE        SOLE
Vanguard Short-term Bond Index   COMMON STOCK     921937827          2,370,989      29,435         SOLE          SOLE        SOLE
Vanguard Total Bond Index Fund   COMMON STOCK     921937835          2,157,223      27,317         SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                        2,118,072      84,689         SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK     30975106           2,084,517      74,103         SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK     2824100            2,072,517      38,833         SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK     478160104          2,056,836      34,378         SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                        1,924,292      67,519         SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK     949746101          1,749,550      59,347         SOLE          SOLE        SOLE
Russell MidCap Value             COMMON STOCK                        1,733,532      60,954         SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK     717081103          1,723,608      97,324         SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                        1,717,427      39,472         SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK     594918104          1,704,208      87,665         SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK     92343V104          1,692,424      49,924         SOLE          SOLE        SOLE
San Juan Basin Royal Tr          COMMON STOCK     798241105          1,684,923      54,405         SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK     842587107          1,617,455      43,715         SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                        1,580,124      25,408         SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK     458140100          1,556,027     106,141         SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK     88606108           1,522,307      35,485         SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                        1,509,074      46,793         SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                        1,505,945      81,183         SOLE          SOLE        SOLE
FPL Group                        COMMON STOCK                        1,416,790      28,150         SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK     729251108          1,400,717      40,320         SOLE          SOLE        SOLE
United Technologies              COMMON STOCK     913017109          1,247,433      23,273         SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                        1,228,850      27,393         SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                        1,188,008      15,940         SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                        1,155,012      76,694         SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                        1,130,450      20,165         SOLE          SOLE        SOLE
Devon Energy Corp New            COMMON STOCK                        1,129,226      17,185         SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK     264399106          1,118,485      74,516         SOLE          SOLE        SOLE
IBM                              COMMON STOCK     459200101          1,104,432      13,123         SOLE          SOLE        SOLE
Nike Inc. Cl B                   COMMON STOCK     654106103          1,052,385      20,635         SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                        1,036,454      31,275         SOLE          SOLE        SOLE
Vanguard Intermediate Bond Fun   COMMON STOCK     921937819            958,819      12,050         SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK     191216100            952,073      21,031         SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                          944,171      41,502         SOLE          SOLE        SOLE
General Electric                 COMMON STOCK     369604103            901,449      55,645         SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK     997134101            861,313      15,726         SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK     32511107             851,570      22,090         SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                          851,445      10,710         SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                          842,356      14,098         SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                          818,096      20,478         SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK     291011104            804,578      21,977         SOLE          SOLE        SOLE
EAFE Foreign Value               COMMON STOCK                          789,509      19,470         SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK     4.28236E+11          763,396      21,036         SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK     110122108            762,193      32,782         SOLE          SOLE        SOLE
Sector Spdr Fincl Select         COMMON STOCK                          744,965      59,502         SOLE          SOLE        SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                          738,513      13,950         SOLE          SOLE        SOLE
Healthcare Realty Trust          COMMON STOCK     421946104            701,582      29,880         SOLE          SOLE        SOLE
3M Company                       COMMON STOCK     604059105            681,216      11,839         SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK     370334104            671,774      11,058         SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK     464287614            653,775      17,641         SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK     17275R102            652,913      40,056         SOLE          SOLE        SOLE
General Dynamics Corp            COMMON STOCK                          632,338      10,980         SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK     293562104            631,844       9,490         SOLE          SOLE        SOLE
Enerplus Res FD                  COMMON STOCK                          624,602      31,900         SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                          617,159      18,550         SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                          584,138      10,295         SOLE          SOLE        SOLE
WP Carey & Co LLC                COMMON STOCK                          563,492      24,050         SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK     872540109            553,758      16,037         SOLE          SOLE        SOLE
XTO Energy Inc                   COMMON STOCK                          553,457      15,692         SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK     58933107             542,883      17,858         SOLE          SOLE        SOLE
BP PLC                           COMMON STOCK     55622104             532,743      11,398         SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK     464287655            497,373      10,101         SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK     268648102            490,111      46,811         SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                          482,196       9,273         SOLE          SOLE        SOLE
Water Resources ETF              COMMON STOCK                          427,095      29,680         SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                          420,036       4,985         SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK     464288661            401,919       3,478         SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                          398,033      12,176         SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                          396,311      19,389         SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                          377,808       6,800         SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                          355,894      10,125         SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                          354,978       7,380         SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK     98956P102            353,756       8,752         SOLE          SOLE        SOLE
Dow Jones Sel Dividen            COMMON STOCK                          349,231       8,458         SOLE          SOLE        SOLE
Cedar Fair L P Dep Uts           COMMON STOCK                          340,252      27,155         SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                          329,289       3,855         SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                          316,774       3,192         SOLE          SOLE        SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                          316,457       4,454         SOLE          SOLE        SOLE
Archer Daniels Midland           COMMON STOCK                          303,147      10,515         SOLE          SOLE        SOLE
Bank of America Corp             COMMON STOCK                          299,890      21,299         SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                          295,247       8,511         SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                          294,160       8,000         SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK     585055106            266,442       8,480         SOLE          SOLE        SOLE
Caterpillar Inc.                 COMMON STOCK     149123101            265,518       5,944         SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK     423074103            255,567       6,797         SOLE          SOLE        SOLE
UnitedHealth Group               COMMON STOCK     910581107            254,429       9,565         SOLE          SOLE        SOLE
Vanguard LT Bond Index Fund      COMMON STOCK     921937793            249,238       3,105         SOLE          SOLE        SOLE
Auto Data Processing             COMMON STOCK     53015103             247,645       6,295         SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                          239,399      15,085         SOLE          SOLE        SOLE
Home Depot                       COMMON STOCK     437076102            239,293      10,395         SOLE          SOLE        SOLE
Sector Spdr Engy Select          COMMON STOCK                          238,754       4,998         SOLE          SOLE        SOLE
AllianceBernstein Holding LP     COMMON STOCK     18548107             235,447      11,325         SOLE          SOLE        SOLE
Berkshire Hathaway Cl B          COMMON STOCK                          231,408          72         SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                          223,807       9,842         SOLE          SOLE        SOLE
Noble Corporation                COMMON STOCK                          216,151       9,785         SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                          213,576       5,810         SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK     194162103            208,841       3,047         SOLE          SOLE        SOLE
Hospitality Pptys TRUST          COMMON STOCK                          183,421      12,335         SOLE          SOLE        SOLE
Japan                            COMMON STOCK                          182,681      19,069         SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                          155,780      18,284         SOLE          SOLE        SOLE
Apartment Invt & Mgmt A          COMMON STOCK     03748R101            148,129      12,825         SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK     13817101             121,327      10,775         SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                               16      16,000         SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                               10      50,000         SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                4      40,000         SOLE          SOLE        SOLE
Pop N Go Inc                     COMMON STOCK     732816103                  3      12,800         SOLE          SOLE        SOLE